February 28, 2006	Hayden J. Trubitt hayden.trubitt@hellerehrman.com Direct +1.858.450.5754 Direct Fax +1.858.587.5903 Main +1.858.450.8400

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

Station Place

100 F Street, N.E.

Washington, D.C. 20549

Attn: William A. Bennett, Esq.

Re:	Path 1 Network Technologies Inc.

Form S-3 filed January 5, 2006

File No. 333-130876

Ladies and Gentlemen:

On behalf of Path 1 Network Technologies Inc. (the “Company”), this letter responds to the comments of the Staff of the Securities and Exchange Commission (the “Staff”) set forth in the letter dated January 26, 2006 relating to the above-referenced registration statement on Form S-3 (the “Form S-3”). On behalf of the Company, we are concurrently filing Amendment No. 1 to the Form S-3 (the “Amendment”).

Set forth in italicized print below are the Staff’s comments, as set forth in the letter dated January 26, 2006, followed by the Company’s responses.

General

1.

In your response letter, advise whether or not Laurus has paid, and you have irrevocably received, all cash proceeds described under any financing agreement with Laurus, whether subject to an escrow agreement or otherwise. In this regard, we note that Exhibit D, Form of Escrow Agreement, to the Securities Purchase Agreement filed as Exhibit 10.93 is missing. Please file the Form of Escrow Agreement and revise to state clearly whether or not all of the funds have been released to you from escrow. Please note that registration for the resale of the common stock underlying the convertible notes is not permitted until the private placement of the notes is complete. See Interpretation 3.S of our March 1999 Supplement to our July 1997 Manual of Publicly Available Telephone Interpretations, publicly available on our website at www.sec.gov. If any funds have not been released from escrow, then please remove from the registration statement the common stock underlying the convertible notes or advise us in your response letter why the transaction is a completed private placement. In addition, provide risk factor disclosure of any potential liability under Section 5 of the Securities

Act specifically relating to the offer of the notes, or advise us why you believe this is not necessary.

The Company hereby confirms that Laurus Master Fund Ltd. (“Laurus”) has paid, and the Company has irrevocably received, all cash proceeds described under the financing agreements with Laurus, whether previously subject to an escrow agreement or otherwise. (Nor was there ever any risk in this regard.) The Company has filed the Funds Escrow Agreement as an exhibit, as requested. The Company has added disclosure stating that all of the funds paid by Laurus have been released to the Company from escrow. The Company respectfully submits that no additional risk factor disclosure with respect to potential liability under Section 5 of the Securities Act of 1933, as amended (the “Securities Act”) is necessary because the transaction with Laurus was a completed private placement that was effected pursuant to Section 4(2) of the Securities Act, and therefore, no registration under the Securities Act was required for the issuance and sale of such securities to Laurus. Also, no common stock has been issued to Laurus yet, and Laurus has not resold any securities.

2.	Please also file section 3.4, Preferred Stock Letter Agreements, to Exhibit 10.93 and discuss the material terms of these agreements with respect to the notes issued to Laurus.

The Company respectfully submits that the terms of the Preferred Stock Letter Agreements, which served simply to document the Section 4(2) preemptive rights offering of identical securities that immediately followed the sale of securities to Laurus, are not material with respect to the notes issued to Laurus. This is because no securities were, in fact, sold with respect to such preemptive rights offering. Therefore no additional disclosure has been provided with respect thereto.

Prospectus Summary

3.	The 100,000 shares of common stock issuable in satisfaction of anti-dilution provisions of secured convertible term notes and notes and 7,375 shares underlying the notes and warrants purchased in the preemptive rights offering are not adequately discussed in the prospectus. For example, it is not clear why Laurus would be issued shares under the anti-dilution provisions since it owns the convertible notes that trigger the anti-dilution provisions. Either here, in the Selling Shareholder section, or both, provide disclosure explaining how you arrived at the 100,000 shares, which securities the anti-dilution provisions apply to, and the material terms of the anti-dilution provisions and preemptive rights offering.

The Company has complied with this request with respect to the shares of common stock that are issuable in satisfaction of anti-dilution provisions of the secured convertible term note issued to Laurus. The 100,000-share figure is simply a round-numbers estimate of any additional shares that may in the future become issuable to Laurus should the Laurus antidilution provisions be triggered by issuances to third parties. The actual size of the antidilution adjustment cannot be precisely determined now, as it would depend on the particular facts of the third-party issuance, if any. The anti-dilution provisions are typical “weighted-average” provisions – this is not a “toxic” or “death spiral” type of instrument.

The Company hereby advises the Staff that Cope Enterprises L.P. (“Cope”) has, subsequent to the receipt by the Company of comments from the Staff, requested that the Company remove from the Form S-3 (and any subsequent amendments thereto, including the Amendment) any shares of the Company’s common stock to be registered on behalf of Cope (the “Cope Withdrawal”). Because of the Cope Withdrawal, the Company has amended the Form S-3 as appropriate, including the removal of any and all references to the preemptive rights offering, as such references are no longer relevant. Only those shares of the Company’s common stock that are issuable to Laurus are now being registered on the Form S-3, as reflected in the Amendment filed concurrently herewith. The Company respectfully apologizes for any inconvenience that this change may cause the Staff.

4.	We note reference to an immediately-following preemptive rights offering of identical securities to the holders of your two series of Preferred Stock. Tell us in your response letter why your December 6, 2005 Form 8-K does not disclose unregistered purchases pursuant to these preemptive rights agreements.

The Current Report on Form 8-K dated December 6, 2005 disclosed the unregistered sale of equity securities to Laurus pursuant to Item 3.02(a) of Form 8-K. At the time of the filing of such Form 8-K, the Company had not yet entered into an agreement enforceable against the Company under which equity securities were to be sold to any person pursuant to the preemptive rights offering. And, in fact, no such enforceable agreement was ever executed and delivered with any person (including Cope). So, there was an unregistered offer to those holders – but there were no nonregistered sales.

See also the response to Item 3 above regarding the Cope Withdrawal. The Company has amended the Form S-3 as appropriate, to remove any and all references to the preemptive rights offering and all references to Cope, as such references are no longer relevant.

Risk Factors, page 2

Our window of opportunity may be shrinking, page 2

5.	Highlight what were your “recent failures of execution in many aspects of your business.”

The Company has complied with this request.

Following our secured convertible term note financing in December 2005, we have a significant…, page 3

6.	Clarify that the “circumstances” that would not permit you to pay interest in shares of your stock include the situation where the market price of your common stock is below the conversion price of the notes at the time of your interest payments.

The Company has complied with this request.

We must re-engineer our current platform and products to comply…, page 5

7.	The last sentence of this risk factor highlights a separate risk: That you are being compelled to scale back development. Expand to include this development as a separate risk factors.

The Company has complied with this request.

We will depend on broadcasting cable and satellite industry spending…, page 8

8.	Clarify what “recent developments in capital markets” are being referred to in the penultimate sentence of this risk factor.

The Company has complied with this request.

Our outstanding convertible preferred stock, secured convertible term notes…, page 11

9.	This risk factor generalizes the risk posed to investors as a result of dilution. Please revise the narrative to discuss the specific material risks that could or would result the issuance of additional securities. In doing so, please discuss under separate risk factor headings the risks posed by type of security. For example, discuss the issuance of convertible securities (e.g., the notes issued to Laurus and the convertible Series A and Series B Preferred) and warrants under a separate heading from the issuance of stock options to employees, non-employee directors, consultants and advisors. With respect to the former, and as appropriate, the risk factor should highlight the following:

a.	To the extent the selling stockholders convert and then sell their common stock upon conversion of the securities, the common stock price may decrease due to the additional shares in the market. This could allow the selling stockholders to convert their securities into even greater amounts of common stock, the sales of which would further depress the stock price.

b.	The significant downward pressure on the price of the common stock as the selling stockholders convert and sell material amounts of common stock could encourage short sales by the selling stockholders or others. This could place downward pressure on the price of the common stock. In this regard, explain the meaning and significance of short selling.

c.	The conversion of the securities may result in substantial dilution to the interests of other holders of common stock, since the investors may ultimately convert and sell the full amount issuable on conversion under the notes. In this regard, state that even though the selling stockholders may be contractually limited not to own more than a stated percentage of then-outstanding common stock at any one time, this restriction does not prevent them from selling some of their holdings and then receiving additional shares. In this way, the selling stockholders could sell more than these limits while never holding more than the limits.

d.

That the interest and principal payable on the convertible securities are also convertible into shares of common stock, and that under certain circumstances, this is mandated. In this regard, disclose the applicable formula(s) used to determine the number of shares issuable, including in the event of reclassifications, stock split, combinations, dividends and share issuances. Describe the interest rate and how much has accrued as of a recent date.

Revise other applicable sections of your prospectus as appropriate.

The Company has generally added risk factor disclosure with respect to the above issues. The Company respectfully submits, however, that because the conversion price and/or exercise price, as applicable, of the preferred stock, secured convertible term notes and warrants do not fluctuate with the market price of the underlying common stock, that the risk described in the second sentence of Item 9(a) above is not applicable.

The Company has complied with each of the other requests.

Our common stock is subject to the rights and preferences…,

10.	Please address any registration rights issued in connection with your Series A and Series B Preferred stock. Elaborate on the “favorable anti-dilution adjustments.”

The Company has complied with this request.

Selling Security Holders, page 14

11.	We note that the Laurus’ warrants listed in the beneficial ownership table were acquired in the December 6, 2005 financing. We also note the disclosure in your Form 8-K filed on December 6, 2005 indicating that Laurus held company warrants prior to the December 6th financing. In your response letter, please advise why the shares underlying these previously-issued warrants are not identified in the beneficial ownership table. In addition, confirm that the table reflects all securities beneficially owned by Laurus. Revise the footnotes to the table to clarify that Laurus may unilaterally the 4.99% limitation on its beneficial ownership. To the extent you have not already done so, provide us with copies of all relevant agreements relating to these securities and obligations, including the instruments defining the rights of the securities.

The Company has revised the beneficial ownership table to include the 45,833 common stock purchase warrants previously issued to Laurus pursuant to previous debt transactions. The beneficial ownership table, as revised, includes all securities beneficially owned by Laurus. The Company has revised the footnotes to the beneficial ownership table as requested. The common stock purchase warrants previously issued to Laurus have been incorporated by reference, from previous Exchange Act filings, or directly added as additional exhibits to the registration statement.

12.

Please advise us in your response letter whether Cope Enterprises LP is a broker-dealer or affiliated with a broker-dealer. If Cope is a broker-dealer, disclose that it is an “underwriter” within the meaning of the Securities Act. You should revise the Plan of Distribution to state that Cope is a broker-dealer, and to state that it is an underwriter with respect to the shares that it is offering for resale. To the extent it is an affiliate of a broker-dealer, the disclosure should indicate that Cope bought with investment intent and not with a view towards distribution. Disclose the natural person(s) who exercise voting and/or dispositive powers with respect to the securities to be offered for resale by Laurus and Cope.

The Company has added disclosure with respect to the natural person(s) who exercise voting and/or dispositive power with respect to the securities to be offered for resale by Laurus, as requested.

The Company notes that because of the Cope Withdrawal (see the response to Item 3 above), the Company has removed all references to Cope as a selling security holder, and has therefore not added the requested disclosure relating to Cope, as the Company believes such information is no longer relevant. In any event, Cope is not a broker-dealer nor is Cope affiliated with a broker-dealer.

13.	Please elaborate on the selling shareholders relationship with the company during the past three years.

The Company has complied with this request.

14.	In your response letter, tell us the reasons why Cope is the sole holder of your preferred stock that is participating in this resale registration statement.

The Company notes that because of the Cope Withdrawal (see the response to Item 3 above), the Company has removed all references to Cope as a selling security holder. The Company wishes to inform the Staff, however, that immediately following the sale of securities by the Company to Laurus, the Company offered to each of the holders of its preferred stock the right to purchase securities identical to those purchased by Laurus on identical terms. Cope was the only holder of the Company’s preferred stock that expressed interest in purchasing securities pursuant to this preemptive rights offering. The Company cannot speak to the motivations of the holders. As mentioned above, no enforceable agreement was ever executed and delivered with any of the holders, including Cope, in respect of the preemptive rights offering.

15.	Footnote one indicates that the “Total” column does not include the “Potential Interest Payment Shares” and the “Potential Anti-Dilution.” The total column for Cope appears to include these shares while the total column for Laurus does not. Please revise to make consistent.

The Company notes that because of the Cope Withdrawal (see the response to Item 3 above), the Company has removed all references to Cope as a selling security holder. Footnote one remains in the registration statement and it is consistent with the information presented for Laurus.

Part II

Item 16. Exhibits

16.	Revise your legality opinion so that it opines upon Delaware law, including the statutory provisions, all applicable provisions of the Delaware Constitution and all reported judicial decisions interpreting those laws.

The Company has complied with this request.

17.	Please revise your exhibit index to include the Certificate of Designations for your Series A Preferred, the Securities Purchase Agreement, the Registration Rights Agreement and the Form of Warrant entered into with Cope and include the appropriate incorporation by reference information.

The Company respectfully submits that because of the Cope Withdrawal (see the response to Item 3 above), the requested exhibits are no longer relevant and therefore they have not been incorporated into the exhibit index.

Item 17. Undertakings

18.	Please revise to include the new undertakings that became effective on December 1, 2005. See Questions 3 through 6 in Securities Offering Reform Transition Questions and Answers, which is available on our web site at http://www.sec.gov/divisions/corpfin/transitionfaq.htm. See new Item 512(a)(5) and 512(a)(6) of Regulation S-K, which was adopted in Securities Offering Reform, Release No. 33-8591.

The Company has complied with this request.

*     *     *

If you have any questions or further comments relating to the foregoing matter, please contact the undersigned at (858) 450-5754. Your assistance in this matter is greatly appreciated.

Sincerely,

/s/ HAYDEN J. TRUBITT
Hayden J. Trubitt

cc:	Thomas Tullie, Path 1 Network Technologies Inc.

Larry Spirgel, SEC